SHELTON EQUITY INCOME FUND
Portfolio of Investments (Unaudited)
May 31, 2022

Security Description	Shares	Value
Common Stock (88.96%)

Basic Materials (1.96%)
Dow Inc(a)	35,600	$2,420,088
Linde PLC(a)	3,700	1,201,316
Newmont Corp(a)	34,200	2,320,470
Sensient Technologies Corp(a)	8,500	743,240
Total Basic Materials		6,685,114

Communications (13.60%)
Alphabet Inc - Class A*,(a)	1,600	3,640,384
Alphabet Inc - Class C*,(a)	1,600	3,649,248
Amazon.com Inc*,(a)	2,000	4,808,380
AT&T Inc(a)	224,600	4,781,734
Booking Holdings Inc*,(a)	1,200	2,692,272
Cisco Systems Inc(a)	69,500	3,130,975
Comcast Corp - Class A(a)	120,000	5,313,600
eBay Inc(a)	29,000	1,411,430
Meta Platforms Inc*,(a)	19,000	3,679,160
Motorola Solutions Inc(a)	8,000	1,757,920
T-Mobile US Inc*,(a)	22,800	3,039,012
Verizon Communications Inc(a)	110,300	5,657,287
The Walt Disney Co*,(a)	20,500	2,264,020
Warner Bros Discovery Inc*,(a)	30,191	557,024
Total Communications		46,382,446

Consumer, Cyclical (8.78%)
Amerityre Corp*	20,000,000	914,000
Costco Wholesale Corp(a)	9,400	4,382,468
DR Horton Inc(a)	28,300	2,126,745
Ford Motor Co(a)	80,000	1,094,400
Hilton Worldwide Holdings Inc(a)	14,000	1,972,040
LKQ Corp(a)	40,000	2,055,600
Lowe's Cos Inc(a)	15,700	3,066,210
McDonald's Corp(a)	11,700	2,950,857
NIKE Inc(a)	17,600	2,091,760
Southwest Airlines Co*,(a)	41,400	1,898,604
Starbucks Corp(a)	25,000	1,962,500
Target Corp(a)	17,000	2,751,960
The TJX Cos Inc(a)	42,000	2,669,940
Total Consumer, Cyclical		29,937,084

Consumer, Non-Cyclical (21.00%)
Abbott Laboratories(a)	29,200	3,429,832
AbbVie Inc(a)	20,400	3,006,348
AmerisourceBergen Corp(a)	36,000	5,572,440
Archer-Daniels-Midland Co(a)	50,000	4,541,000
Biogen Inc*,(a)	4,800	960,000
Bristol-Myers Squibb Co(a)	84,800	6,398,160
The Coca-Cola Co(a)	82,200	5,209,836
Colgate-Palmolive Co(a)	7,400	583,194
Conagra Brands Inc(a)	69,800	2,295,722
The Estee Lauder Cos Inc(a)	6,400	1,629,760
Gilead Sciences Inc(a)	7,000	453,950
HCA Healthcare Inc(a)	8,000	1,683,200
Johnson & Johnson(a)	24,600	4,416,438
McKesson Corp#,(a)	19,300	6,343,717
Merck & Co Inc(a)	25,800	2,374,374
Organon & Co(a)	1,000	37,960
PayPal Holdings Inc*,(a)	35,300	3,007,913
Pfizer Inc(a)	109,000	5,781,360
The Procter & Gamble Co(a)	38,500	5,693,380
Sprouts Farmers Market Inc*,(a)	90,000	2,438,100
UnitedHealth Group Inc(a)	11,700	5,812,326
Total Consumer, Non-Cyclical		71,669,010

Energy (4.02%)
BP PLC(a)	25,200	815,724
Chevron Corp(a)	30,000	5,239,800
ConocoPhillips(a)	25,000	2,809,000
Exxon Mobil Corp(a)	34,700	3,331,200
Schlumberger NV(a)	20,000	919,200
Shell PLC(a)	10,000	592,200
Total Energy		13,707,124

Financial (15.09%)
Banks (5.16%)
Bank of America Corp(a)	90,000	3,348,000
Citigroup Inc(a)	21,800	1,164,338
The Goldman Sachs Group Inc(a)	6,300	2,059,155
JPMorgan Chase & Co(a)	38,400	5,077,632
Morgan Stanley(a)	36,100	3,109,654
US Bancorp(a)	10,000	530,700
Wells Fargo & Co(a)	50,000	2,288,500
		17,577,979
Diversified Financial Service (4.96%)
American Express Co(a)	1,800	303,876
The Charles Schwab Corp(a)	67,000	4,696,700
Discover Financial Services(a)	10,000	1,134,900
Intercontinental Exchange Inc(a)	22,000	2,252,580
Mastercard Inc(a)	10,500	3,757,635
Visa Inc(a)	22,500	4,773,825
		16,919,516
Insurance (2.38%)
Aflac Inc(a)	46,000	2,786,220
Berkshire Hathaway Inc - Class B*,(a)	16,900	5,340,062
		8,126,282

Real Estate (2.59%)
American Tower Corp(a)	14,000	3,585,820
CBRE Group Inc*,(a)	23,000	1,905,320
Extra Space Storage Inc(a)	18,800	3,350,160
		8,841,300

Total Financial		51,465,077

Industrial (7.26%)
Atlas Corp(a)	25,000	326,250
The Boeing Co*,(a)	14,200	1,865,880
Caterpillar Inc(a)	10,200	2,201,670
Deere & Co(a)	3,000	1,073,340
General Dynamics Corp(a)	16,000	3,598,560
Lockheed Martin Corp(a)	5,300	2,332,583
Masco Corp(a)	24,000	1,360,560
Packaging Corp of America(a)	13,000	2,044,640
Raytheon Technologies Corp(a)	43,700	4,156,744
Union Pacific Corp(a)	20,200	4,439,556
Westrock Co(a)	28,200	1,367,418
Total Industrial		24,767,201

Technology (12.74%)
Adobe Inc*,(a)	8,700	3,623,376
Apple Inc(a)	59,800	8,900,632
Fiserv Inc*,(a)	10,000	1,001,800
Intel Corp(a)	89,000	3,953,380
Microsoft Corp(a)	31,400	8,536,718
NetApp Inc(a)	47,700	3,432,015
NVIDIA Corp(a)	20,500	3,827,760
Oracle Corp(a)	27,000	1,941,840
Salesforce Inc*,(a)	12,200	1,954,928
Seagate Technology Holdings PLC(a)	27,000	2,286,090
Texas Instruments Inc(a)	22,600	3,994,776
Total Technology		43,453,315

Utilities (4.51%)
American Water Works Co Inc(a)	24,000	3,630,000
Dominion Energy Inc(a)	24,400	2,054,968
NextEra Energy Inc(a)	39,000	2,951,910
Public Service Enterprise Group Inc(a)	31,000	2,124,740
The Southern Co(a)	61,000	4,615,260
Total Utilities		15,376,878

Total Common Stock (Cost $305,610,362)		303,443,249

United States Treasury Bills (10.52%)
0.098%, 6/16/2022 (Cost $35,893,854)	35,900,000	35,891,541

Collateral Received for Securities on Loan (0.71%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.92% (Cost $2,416,173)		2,416,173

Total Investments (Cost $343,920,389) (100.19%)		$341,750,963
Liabilities in Excess of Other Assets (-0.19%)		(640,660)
Net Assets (100.00%)		$341,110,302

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2022. The aggregate amount of securities on loan at May 31, 2022 is $2,323,838.

(a)	A portion of these securities, a total of $293,774,342, have been pledged or segregated in connection with written options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	6/17/2022	(100)	$120.00	$1,200,000	$(15,000)
AbbVie Inc	6/17/2022	(130)	165.00	2,145,000	(1,170)
Adobe Inc	6/17/2022	(18)	440.00	792,000	(22,230)
Aflac Inc	6/17/2022	(70)	60.00	420,000	(11,410)
Alphabet Inc - Class A	6/17/2022	(5)	2,450.00	1,225,000	(8,595)
Alphabet Inc - Class C	6/17/2022	(5)	2,450.00	1,225,000	(10,275)
Amazon.com Inc	6/17/2022	(5)	2,440.00	1,220,000	(43,625)
American Express Co	6/17/2022	(18)	175.00	315,000	(5,310)
American Tower Corp	6/17/2022	(35)	240.00	840,000	(66,780)
American Water Works Co Inc	6/17/2022	(100)	155.00	1,550,000	(15,000)
AmerisourceBergen Corp	6/17/2022	(115)	160.00	1,840,000	(20,470)
Apple Inc	6/17/2022	(148)	155.00	2,294,000	(31,080)
Archer-Daniels-Midland Co	6/17/2022	(115)	90.00	1,035,000	(34,500)
AT&T Inc	7/15/2022	(550)	22.00	1,210,000	(18,700)
Bank of America Corp	6/17/2022	(330)	38.00	1,254,000	(20,130)
Berkshire Hathaway Inc	6/17/2022	(75)	325.00	2,437,500	(18,825)
Biogen Inc	6/17/2022	(29)	215.00	623,500	(4,205)
The Boeing Co	6/17/2022	(65)	150.00	975,000	(4,030)
Booking Holdings Inc	6/17/2022	(8)	2,450.00	1,960,000	(11,360)
BP PLC	6/17/2022	(90)	34.00	306,000	(3,330)
Bristol-Myers Squibb Co	6/17/2022	(150)	75.00	1,125,000	(27,000)
Caterpillar Inc	6/17/2022	(55)	230.00	1,265,000	(6,655)
CBRE Group Inc	6/17/2022	(65)	85.00	552,500	(9,425)
The Charles Schwab Corp	6/17/2022	(200)	70.00	1,400,000	(45,400)
Chevron Corp	6/17/2022	(100)	175.00	1,750,000	(45,500)
Cisco Systems Inc	6/17/2022	(220)	45.00	990,000	(22,660)
Citigroup Inc	6/17/2022	(75)	52.00	393,750	(16,875)
The Coca-Cola Co	6/17/2022	(325)	65.00	2,112,500	(13,325)
Colgate-Palmolive Co	6/17/2022	(30)	77.00	232,500	(7,440)
Comcast Corp	6/17/2022	(400)	45.00	1,800,000	(29,200)
Conagra Brands Inc	6/17/2022	(210)	34.00	714,000	(6,090)
ConocoPhillips	6/17/2022	(100)	110.00	1,100,000	(59,000)
Costco Wholesale Corp	6/17/2022	(30)	500.00	1,500,000	(6,900)
Deere & Co	6/17/2022	(12)	380.00	456,000	(3,552)
Discover Financial Services	6/17/2022	(35)	115.00	402,500	(11,200)
Dominion Energy Inc	6/17/2022	(90)	85.00	765,000	(7,290)
Dow Inc	6/17/2022	(100)	71.00	710,000	(5,700)
DR Horton Inc	6/17/2022	(70)	75.00	525,000	(19,880)
eBay Inc	6/17/2022	(120)	50.00	600,000	(11,880)
The Estee Lauder Cos Inc	6/17/2022	(34)	260.00	884,000	(22,236)
Extra Space Storage Inc	6/17/2022	(70)	220.00	1,540,000	(1,750)
Exxon Mobil Corp	6/17/2022	(100)	103.00	1,030,000	(5,100)
Fiserv Inc	6/17/2022	(50)	100.00	500,000	(13,750)
Ford Motor Co	6/17/2022	(200)	16.00	320,000	(1,000)
General Dynamics Corp	6/17/2022	(80)	240.00	1,920,000	(4,400)
Gilead Sciences Inc	6/17/2022	(40)	65.00	260,000	(3,440)
The Goldman Sachs Group Inc	6/17/2022	(25)	330.00	825,000	(19,000)
HCA Healthcare Inc	6/17/2022	(20)	220.00	440,000	(7,400)
Hilton Worldwide Holdings Inc	6/17/2022	(70)	145.00	1,015,000	(19,600)
Intel Corp	6/17/2022	(300)	47.00	1,425,000	(7,200)
Intercontinental Exchange Inc	6/17/2022	(80)	105.00	840,000	(10,800)
Johnson & Johnson	6/17/2022	(100)	180.00	1,800,000	(29,000)
JPMorgan Chase & Co	6/17/2022	(140)	130.00	1,820,000	(65,660)
Linde PLC	6/17/2022	(15)	350.00	525,000	(1,470)
LKQ Corp	6/17/2022	(90)	52.00	472,500	(10,350)
Lockheed Martin Corp	6/17/2022	(15)	450.00	675,000	(8,250)
Lowe's Cos Inc	6/17/2022	(117)	210.00	2,457,000	(15,444)
Masco Corp	6/17/2022	(120)	60.00	720,000	(4,560)
Mastercard Inc	6/17/2022	(105)	380.00	3,990,000	(25,095)
McDonald's Corp	6/17/2022	(60)	250.00	1,500,000	(32,700)
McKesson Corp	6/17/2022	(50)	330.00	1,650,000	(49,500)
Merck & Co Inc	6/17/2022	(100)	95.00	950,000	(5,100)
Meta Platforms Inc	6/17/2022	(35)	220.00	770,000	(2,555)
Microsoft Corp	6/17/2022	(220)	285.00	6,270,000	(50,160)
Morgan Stanley	6/17/2022	(45)	87.00	393,750	(8,910)
Motorola Solutions Inc	6/17/2022	(35)	220.00	770,000	(16,450)
NetApp Inc	6/17/2022	(120)	75.00	900,000	(24,000)
Newmont Corp	6/17/2022	(140)	72.00	1,015,000	(6,300)
NextEra Energy Inc	6/17/2022	(160)	75.00	1,200,000	(35,200)
NIKE Inc	6/17/2022	(70)	125.00	875,000	(9,100)
NVIDIA Corp	6/17/2022	(25)	210.00	525,000	(4,700)
Oracle Corp	6/17/2022	(120)	75.00	900,000	(18,480)
Organon & Co	7/15/2022	(10)	40.00	40,000	(900)
Packaging Corp of America	6/17/2022	(50)	160.00	800,000	(12,875)
PayPal Holdings Inc	6/17/2022	(40)	95.00	380,000	(4,720)
Pfizer Inc	6/17/2022	(500)	55.00	2,750,000	(27,500)
The Procter & Gamble Co	6/17/2022	(175)	155.00	2,712,500	(10,850)
Public Service Enterprise Group Inc	6/17/2022	(120)	70.00	840,000	(5,400)
Raytheon Technologies Corp	6/17/2022	(190)	100.00	1,900,000	(10,260)
Salesforce Inc	6/17/2022	(48)	185.00	888,000	(6,528)
Schlumberger NV	6/17/2022	(60)	45.00	270,000	(13,500)
Seagate Technology Holdings PLC	6/17/2022	(90)	92.00	832,500	(4,050)
Shell PLC	6/17/2022	(40)	60.00	240,000	(5,400)
The Southern Co	6/17/2022	(300)	75.00	2,250,000	(57,600)
Southwest Airlines Co	6/17/2022	(185)	50.00	925,000	(4,995)
Sprouts Farmers Market Inc	6/17/2022	(300)	25.00	750,000	(70,500)
Starbucks Corp	6/17/2022	(80)	80.00	640,000	(13,920)
Target Corp	6/17/2022	(40)	175.00	700,000	(3,320)
Texas Instruments Inc	6/17/2022	(125)	185.00	2,312,500	(17,750)
The TJX Cos Inc	6/17/2022	(180)	67.00	1,215,000	(11,880)
T-Mobile US Inc	6/17/2022	(100)	135.00	1,350,000	(29,500)
Union Pacific Corp	6/17/2022	(100)	235.00	2,350,000	(7,000)
UnitedHealth Group Inc	6/17/2022	(40)	500.00	2,000,000	(40,400)
US Bancorp	6/17/2022	(40)	52.00	210,000	(6,200)
Verizon Communications Inc	6/17/2022	(300)	50.00	1,500,000	(52,500)
Visa Inc	6/17/2022	(125)	215.00	2,687,500	(57,125)
The Walt Disney Co	6/17/2022	(80)	115.00	920,000	(11,840)
Warner Bros Discovery Inc	7/15/2022	(75)	22.00	168,750	(2,175)
Wells Fargo & Co	6/17/2022	(100)	45.00	450,000	(18,600)
Westrock Co	6/17/2022	(100)	50.00	500,000	(10,000)
Total Written Call Options				$117,019,750	$(1,776,945.00)
(Premiums Received $1,143,229)